UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     ASPEN ADVISORS, L.L.C.
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      February 13, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    128125

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMKOR TECHNOLOGIES INC         COMMON STOCK     031652100       77    13700 SH       SOLE                  13700        0        0
D CINCINNATI BELL INC NEW COM    COMMON STOCK     171871106       95    27100 SH       SOLE                  27100        0        0
D CONSTAR INTERNATIONA L INC     COMMON STOCK     21036U107      159    45500 SH       SOLE                  45500        0        0
D FIRST AVENUE NETWORKS INC COM  COMMON STOCK     31865X999    63124 12092725 SH       SOLE               12092725        0        0
D FIRST AVENUE NETWORKS, INC     COMMON STOCK     31865X106    45056  8631494 SH       SOLE                8631494        0        0
D HAYES LEMM INTL                COMMON STOCK     420781304      252    71500 SH       SOLE                  71500        0        0
D MPOWER HOLDING CORP COM        COMMON STOCK     62473L309    12820  9290000 SH       SOLE                9290000        0        0
D QWEST COMMUN INTL COM          COMMON STOCK     749121109      170    30000 SH       SOLE                  30000        0        0
D RHODIA INC SPONS ADR           ADRS STOCKS      762397107       28    13500 SH       SOLE                  13500        0        0
D SUNCOM WIRELESS HLDS INC CL A  COMMON STOCK     86722Q108       81    29300 SH       SOLE                  29300        0        0
D TERRA INDS COM                 COMMON STOCK     880915103     6263  1118356 SH       SOLE                1118356        0        0
S REPORT SUMMARY                 11 DATA RECORDS              128125        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED